Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [X]:  Amendment Number: 05

This Amendment (Check only one):
[X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Madison Investment Advisors, Inc.
Address:  6411 Mineral Point Road, Madison, WI  53705
Form 13F File Number:  28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  W. Richard Mason
Title: General Counsel
Phone: 480-596-3338

Signature, Place, and Date of Signing
(signature)
W. Richard Mason
Scottsdale, Arizona
April 6, 2000

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total: 55
Form 13F Information Table Value Total: $224,973 (thousands)

List of Other Included Managers:  None

Form 13F Information Table

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100    11090   315155 SH       SOLE                   126140   116010    73900
Affiliated Computers Svcs - A  COM              008190100      581    15295 SH       SOLE                     8035     7260
Alza Corp.                     COM              022615108      384    10220 SH       SOLE                     5300     4920
American Home Products         COM              026609107      347     6464 SH       SOLE                              3300     3164
American Power Conversion      COM              029066107      627    14615 SH       SOLE                     7935     6680
Associates First Capital - A   COM              046008108     9993   467501 SH       SOLE                   183625   165175   119876
Becton, Dickinson              COM              075887109      573    21760 SH       SOLE                    11615    10145
Boeing                         COM              097023105      255     6750 SH       SOLE                              6750
Bristol-Myers Squibb           COM              110122108    15593   268843 SH       SOLE                    89745   100934    78669
CVS Corp.                      COM              126650100    13399   356702 SH       SOLE                   149470   106980   101107
Callaway Golf Co.              COM              131193104      605    39000 SH       SOLE                    21000    18000
Cardinal Health, Inc.          COM              14149Y108      412     8990 SH       SOLE                     4670     4320
Chase Manhattan Corp.          COM              16161A108     4275    49035 SH       SOLE                    27505    18380     3460
Cisco Systems, Inc.            COM              17275R102     2124    27468 SH       SOLE                             27468
Compuware Corp.                COM              205638109     2822   133960 SH       SOLE                    78615    48485     7545
Dentsply Int'l, Inc.           COM              249030107      533    18790 SH       SOLE                    10940     7850
Eastman Kodak                  COM              277461109      346     6375 SH       SOLE                              6375
Expeditors International Wash  COM              302130109      299     7515 SH       SOLE                     4000     3515
Exxon Mobil Corp               COM              30231g102      441     5653 SH       SOLE                              3320     2333
Federated Investors, Inc. - Cl COM              314211103     2294    83995 SH       SOLE                    18970    65025
Finova Group, Inc.             COM              317928109     2267   134815 SH       SOLE                    63015    66000     6360
Fiserv, Inc                    COM              337738108     5066   136224 SH       SOLE                    74825    53929     8205
Freddie Mac                    COM              313400301    13801   312319 SH       SOLE                   118965   107000    87014
Immucell Corp                  COM              452525306       45    10000 SH       SOLE                             10000
Intel Corp                     COM              458140100     3872    29344 SH       SOLE                    14409    12460     2665
Johnson & Johnson              COM              478160104     5191    73900 SH       SOLE                    36140    33970     4165
Kansas City Southern Inds.     COM              485170104      659     7670 SH       SOLE                     3785     3885
Kroger, Co.                    COM              501044101     9834   559926 SH       SOLE                   223425   190745   146986
Lowe's Companies               COM              548661107     4935    84540 SH       SOLE                    47375    31460     6220
Lucent Technologies, Inc.      COM              549463107      441     7200 SH       SOLE                              7200
MBIA, Inc.                     COM              55262C100      668    12825 SH       SOLE                     7525     5300
MCI Worldcom, Inc.             COM              55268B106    12756   281519 SH       SOLE                   114901    81709    85583
MGIC Investment                COM              552848103    14386   329763 SH       SOLE                   131835   113185    85528
Marshall & Ilsley              COM              571834100      563     9751 SH       SOLE                     2000     7751
Martin Marietta Materials      COM              573284106     4440    93480 SH       SOLE                    53980    34965     4985
Mediaone Group, Inc.           COM              58440J104     4638    57255 SH       SOLE                    30995    22720     3905
Nabisco Holdings Corp - Cl A   COM              629526104      572    17750 SH       SOLE                             17750
Officemax, Inc.                COM              67622M108      534    82150 SH       SOLE                    46680    35470
Pepsico                        COM              713448108     6533   187330 SH       SOLE                    85750    91325    11180
Pfizer Inc                     COM              717081103      543    14850 SH       SOLE                             14850
Philip Morris                  COM              718154107      499    23635 SH       SOLE                     8000     9300     6335
Progressive Corp.              COM              743315103      536     7050 SH       SOLE                     3680     3370
Rogers Communication Cl B      COM              775109200      396    13270 SH       SOLE                     6950     6320
Safeway, Inc.                  COM              786514208    15291   337923 SH       SOLE                   125840   120680    92258
Scripps Co. (E.W.) - Cl A      COM              811054204     3746    77240 SH       SOLE                    43200    29355     5090
Solectron Corp.                COM              834182107     2050    51085 SH       SOLE                    27570    20005     3815
Southtrust Corp                COM              844730101      458    18000 SH       SOLE                     9525     8475
Target Corporation             COM              87612E106     4905    65620 SH       SOLE                    36750    24555     4690
Telephone & Data Systems Inc.  COM              879433100      684     6165 SH       SOLE                     3155     3010
Tellabs, Inc.                  COM              879664100    10189   161775 SH       SOLE                    68155    46585    47450
Time Warner, Inc.              COM              887315109     5378    53776 SH       SOLE                    29201    21030     3900
Tyco International, Ltd.       COM              902124106     3156    62965 SH       SOLE                    35165    23810     4400
U.S. Cellular Corp.            COM              911684108     4139    58290 SH       SOLE                    32045    22700     3855
Unumprovident Corp.            COM              91529Y106      386    22815 SH       SOLE                    11980    10835
Wells Fargo & Co               COM              949746101    14423   353945 SH       SOLE                   137075   127009    90746